Operating Leases (Schedule of Non-Cancelable Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Operating Leases [Abstract]
2013	$ 65
2014	69
2015	70
2016	52
2017	41
Thereafter	20
Total payments	$ 317